CURRENCY GAINS / (LOSSES)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
CURRENCY GAINS / (LOSSES)
NOTE 9 - CURRENCY GAINS / (LOSSES)

		Year ended December 31,
(in millions of Euros)	Notes	2023	2022	2021
Included in Revenue	22	(6)	(8)	(4)
Included in Cost of sales		(1)	2	1
Included in Other gains and losses - net		2	5	16
Total		(5)	(1)	13

Realized exchange gains / (losses) on foreign currency derivatives - net	22	10	(8)	(1)
Unrealized (losses) / gains on foreign currency derivatives - net	22	(12)	6	13
Exchange (losses) / gains from the remeasurement of monetary assets and liabilities - net		(3)	1	1
Total		(5)	(1)	13
See NOTE 21 - Financial Instruments and NOTE 22 - Financial Risk Management for further information regarding the Company’s foreign currency derivatives and hedging activities.
Foreign currency translation reserve attributable to equity holders of Constellium

	At December 31,
(in millions of Euros)	2023	2022
Foreign currency translation reserve at January 1,	41	19
Effect of currency translation differences	(25)	22
Foreign currency translation reserve at December 31,	16	41